Fair Value Financial Measurements - Schedule of Fair Value of Financial Liabilities (Detail) - Convertible Preferred Stock Warrant Liability - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible preferred stock warrant liability	$ 138	$ 158
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible preferred stock warrant liability	$ 138	$ 158